Fair Value Measurements (Q2) (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurements [Abstract]
Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$149,514,019	$-	$-
Cash equivalents – money market funds	5,792	-	-
	$149,519,811	$-	$-